INCOME TAXES - Components of Net Deferred Tax Asset (Liability), by Balance Sheet Account (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Income Tax Contingency [Line Items]
Net deferred liability	$ (69,885)	$ (100,591)
Balance Sheet Location [Axis]: us-gaap:AssetsHeldForSaleNotPartOfDisposalGroupCurrent
Income Tax Contingency [Line Items]
Net deferred asset	209	495
Balance Sheet Location [Axis]: us-gaap:LiabilitiesOfDisposalGroupIncludingDiscontinuedOperationCurrent
Income Tax Contingency [Line Items]
Net deferred liability	(5,028)	(1,222)
Balance Sheet Location [Axis]: us-gaap:OtherAssetsNoncurrent
Income Tax Contingency [Line Items]
Net deferred asset	0	0
Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Income Tax Contingency [Line Items]
Net deferred liability	$ (65,066)	$ (99,864)